SHARE CAPITAL (Narrative - Share Capital) (Details) $ / shares in Units, $ in Thousands				1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 17, 2014 USD ($) $ / shares shares	Jun. 03, 2014 USD ($)	May. 13, 2014 USD ($)	Apr. 20, 2015 USD ($) $ / shares shares	Apr. 19, 2015 shares	Sep. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2014 ₪ / shares shares	Jun. 30, 2014 USD ($) item shares	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 ₪ / shares shares	Dec. 31, 2014 ₪ / shares	Sep. 30, 2014 ₪ / shares
SHARE CAPITAL: [Abstract]
Voting right per share | item									1
Share capital [Line Items]
Ordinary shares, par value (in NIS per share) | ₪ / shares												₪ 0.16	₪ 0.16
Proceeds from issuance from secondary offering | $									$ 64,202	$ 41,092
Warrants exercised									652,019
Warrants [Member]
Share capital [Line Items]
Percentage of conversion rate to be greater than of the price per share of the shares issued							70.00%
Warrants outstanding							2,716,956		2,064,937			2,064,937
Exercise price (in dollars per share) | $ / shares									$ 5.04
Number of each warrant exercised into common share									1			1
Warrants exercised									0
Preferred A Shares [Member]
Share capital [Line Items]
Conversion ratio									1
Percentage of conversion rate to be greater than of the price per share of the shares issued									70.00%
Conversion of shares						2,046,781
Common stock [Member]
Share capital [Line Items]
Number of shares issued									546,322
Conversion of shares						3,367,244
Private placement [Member]
Share capital [Line Items]
Proceeds from issuance from private placement | $		$ 1,700	$ 6,580					$ 8,157
Number of phases in which financing round closed | item								2
Issuance cost | $								$ 123
Private placement [Member] | Warrants [Member]
Share capital [Line Items]
Number of warrants issued								1,061,469
Private placement [Member] | Preferred A Shares [Member]
Share capital [Line Items]
Number of shares issued								1,036,431
Preferred stock, par value (in NIS per share) | ₪ / shares							₪ 0.16
IPO [Member] | Common stock [Member]
Share capital [Line Items]
Number of shares issued						6,700,000
Ordinary shares, par value (in NIS per share) | ₪ / shares														₪ 0.16
Share price (in dollars per share) | $ / shares						$ 6.00
Proceeds from issuance from initial public offering | $						$ 35,700
Underwriters option [Member] | Common stock [Member]
Share capital [Line Items]
Number of shares issued	968,200
Share price (in dollars per share) | $ / shares	$ 6.00
Proceeds from issuance from initial public offering | $	$ 5,400
Secondary Offering [Member] | Common stock [Member]
Share capital [Line Items]
Number of shares issued				7,419,353	967,741
Share price (in dollars per share) | $ / shares				$ 9.30
Proceeds from issuance from secondary offering | $				$ 64,200